Contingent Payments - Additional Information (Detail) - BP Canada - CAD ($) $ in Millions		9 Months Ended
	Aug. 31, 2024	Sep. 30, 2024
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest in joint operation	50.00%
Settled liabilities, contingent liabilities recognised in business combination		$ 40
Major business combination
Disclosure of contingent liabilities in business combination [line items]
Settled liabilities, contingent liabilities recognised in business combination		$ 261